Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Wireless Portfolio
November 30, 2024
WIR-NPRT3-0125
1.810702.120
Common Stocks - 97.3%
	Shares	Value ($)
BELGIUM - 0.9%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Liberty Global Ltd Class A	216,400	3,057,732
CANADA - 2.6%
Communication Services - 2.6%
Diversified Telecommunication Services - 0.4%
Quebecor Inc Multiple Voting Shares	65,833	1,481,189
Wireless Telecommunication Services - 2.2%
Rogers Communications Inc Class B (a)	209,500	7,486,365
TOTAL CANADA		8,967,554
CHINA - 1.8%
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
NXP Semiconductors NV	26,300	6,032,431
FINLAND - 1.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Elisa Oyj A Shares	16,700	756,734
Information Technology - 1.1%
Communications Equipment - 1.1%
Nokia Oyj ADR	848,700	3,564,540
TOTAL FINLAND		4,321,274
INDIA - 1.1%
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Reliance Industries Ltd	239,100	3,664,881
KOREA (SOUTH) - 1.6%
Information Technology - 1.6%
Technology Hardware, Storage & Peripherals - 1.6%
Samsung Electronics Co Ltd	138,870	5,461,854
PUERTO RICO - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Liberty Latin America Ltd Class C (b)	228,600	1,579,626
SINGAPORE - 1.3%
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
STMicroelectronics NV depository receipt	173,300	4,419,150
SPAIN - 1.9%
Communication Services - 1.9%
Diversified Telecommunication Services - 1.9%
Cellnex Telecom SA (c)(d)	85,915	3,085,067
Telefonica SA ADR	729,449	3,275,226

TOTAL SPAIN		6,360,293
SWEDEN - 0.4%
Information Technology - 0.4%
Communications Equipment - 0.4%
Telefonaktiebolaget LM Ericsson Class B ADR	208,600	1,698,004
SWITZERLAND - 1.0%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Sunrise Communications AG ADR	68,420	3,319,054
UNITED KINGDOM - 0.7%
Communication Services - 0.7%
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC ADR	285,981	2,565,250
UNITED STATES - 82.3%
Communication Services - 32.7%
Diversified Telecommunication Services - 17.8%
Anterix Inc (b)	145,800	5,059,260
AT&T Inc	662,900	15,352,764
GCI Liberty Inc Class A (b)(e)(h)	112,300	1
Globalstar Inc (b)	364,100	709,995
Iridium Communications Inc	73,000	2,169,560
Shenandoah Telecommunications Co	300	3,999
Verizon Communications Inc	850,501	37,711,215
		61,006,794
Entertainment - 0.6%
Spotify Technology SA (b)	4,300	2,050,928
Interactive Media & Services - 0.7%
Meta Platforms Inc Class A	4,000	2,297,280
Media - 3.3%
Charter Communications Inc Class A (b)	14,800	5,875,082
Comcast Corp Class A	128,500	5,549,915
		11,424,997
Wireless Telecommunication Services - 10.3%
Gogo Inc (a)(b)	617,365	4,957,441
Spok Holdings Inc	1	16
T-Mobile US Inc	78,916	19,487,517
United States Cellular Corp (b)	172,200	10,927,812
		35,372,786
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Amazon.com Inc (b)	10,300	2,141,267
Industrials - 0.3%
Ground Transportation - 0.3%
Uber Technologies Inc (b)	18,000	1,295,280
Information Technology - 38.3%
Communications Equipment - 5.0%
Motorola Solutions Inc	33,268	16,624,020
Viasat Inc (a)(b)	63,901	596,196
		17,220,216
IT Services - 0.5%
Amdocs Ltd	20,100	1,743,072
Semiconductors & Semiconductor Equipment - 13.2%
Marvell Technology Inc	269,000	24,933,610
Qorvo Inc (b)	70,500	4,868,025
QUALCOMM Inc	93,050	14,751,217
Skyworks Solutions Inc	9,700	849,623
		45,402,475
Software - 1.6%
AppLovin Corp Class A (b)	16,200	5,455,350
Technology Hardware, Storage & Peripherals - 18.0%
Apple Inc	258,720	61,402,018
TOTAL INFORMATION TECHNOLOGY		131,223,131

Real Estate - 10.4%
Specialized REITs - 10.4%
American Tower Corp	128,292	26,813,028
Crown Castle Inc	34,201	3,633,856
SBA Communications Corp Class A	22,600	5,113,250
		35,560,134
TOTAL UNITED STATES		282,372,597
TOTAL COMMON STOCKS (Cost $217,544,423)		333,819,700

Money Market Funds - 4.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.64	7,286,735	7,288,193
Fidelity Securities Lending Cash Central Fund (f)(g)	4.64	9,469,034	9,469,980
TOTAL MONEY MARKET FUNDS (Cost $16,758,173)			16,758,173

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $234,302,596)	350,577,873
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(7,550,818)
NET ASSETS - 100.0%	343,027,055

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,085,067 or 0.9% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,085,067 or 0.9% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	-	76,199,750	68,911,615	131,325	58	-	7,288,193	0.0%
Fidelity Securities Lending Cash Central Fund	13,115,605	132,284,499	135,930,124	23,857	-	-	9,469,980	0.0%
Total	13,115,605	208,484,249	204,841,739	155,182	58	-	16,758,173

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.